Operating Partnership Selected Quarterly Financial Results (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Operating Partnership Selected Quarterly Financial Results (Unaudited)	MGP SELECTED QUARTERLY FINANCIAL RESULTS (UNAUDITED)

	Quarter
	First	Second	Third	Fourth	Total
	(in thousands, except per share data)
2018
Revenues	$215,839	$220,390	$216,659	$216,607	$869,495
Net income	58,169	48,059	69,923	68,551	244,702
Net income attributable to Class A shareholders	15,830	13,146	19,484	18,605	67,065
Net income per Class A share (basic)	$0.22	$0.19	$0.27	$0.26	$0.94
Net income per Class A share (diluted)	$0.22	$0.18	$0.27	$0.26	$0.94
2017
Revenues	$183,899	$184,456	$182,798	$214,542	$765,695
Net income	46,692	43,875	43,700	31,723	165,990
Net income attributable to Class A shareholders	11,348	10,680	11,025	8,722	41,775
Net income per Class A share (basic)	$0.20	$0.19	$0.18	$0.12	$0.68
Net income per Class A share (diluted)	$0.20	$0.18	$0.18	$0.12	$0.67
Because net income per Class A share amounts are calculated using the weighted average number of basic and dilutive Class A shares outstanding during each quarter, the sum of the per share amounts for the four quarters does not equal the total net income per Class A share amounts for the year. The following sections list certain items affecting comparability of quarterly and year-to-date
results and related per share amounts. Additional information related to these items is included elsewhere in the notes to the accompanying financial statements.
The Company’s results for Northfield OpCo for the year ended December 31, 2018 are presented as discontinued operations and the related assets and liabilities are classified as assets held for sale. The Company retained the real estate assets. See Note 3 for additional detail.
In the fourth quarter of 2017, on October 5, 2017, MGM, MGP, the Operating Partnership, the Landlord and the Tenant completed the MGM National Harbor Transaction. The real estate assets related to MGM National Harbor were leased by the Landlord to the Tenant via an amendment to the Master Lease. As a result, the initial rent under the Master Lease increased by $95 million, $85.5 million of which relates to the base rent for the remainder of the 2017 lease year and the remaining $9.5 million of which relates to the percentage rent.
OPERATING PARTNERSHIP SELECTED QUARTERLY FINANCIAL RESULTS (UNAUDITED)

	Quarter
	First	Second	Third	Fourth	Total
	(in thousands, except per unit data)
2018
Revenues	$215,839	$220,390	$216,659	$216,607	$869,495
Net income	58,169	48,059	69,923	68,551	244,702
Net income per Operating Partnership unit (basic)	$0.22	$0.18	$0.26	$0.26	$0.92
Net income per Operating Partnership unit (diluted)	$0.22	$0.18	$0.26	$0.26	$0.92
2017
Revenues	$183,899	$184,456	$182,798	$214,542	$765,695
Net income	46,692	43,875	43,700	31,723	165,990
Net income per Operating Partnership unit (basic)	$0.19	$0.18	$0.18	$0.12	$0.67
Net income per Operating Partnership unit (diluted)	$0.19	$0.18	$0.18	$0.12	$0.66
See Note 14 for a discussion of items affecting comparability for the years ended December 31, 2018 and 2017, which are the same for the Operating Partnership.